Risk Management - Summary of Ratio of Highly Probable Future Exports to Debt Instruments (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Later Than One Year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	$ (2,557)
Later than two years and not later than three years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(4,451)
Later than three years and not later than four years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(3,913)
Later than four years and not later than five years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(3,727)
2022 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(4,067)
Later than six years and not later than seven years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(2,401)
Later than seven years and not later than eight years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(1,242)
Later Than Eight Years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	637
Average [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	$ (21,721)